Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 8. Commitments and Contingencies

Leases

We lease office space under noncancelable operating leases with various expiration dates. Certain of the office space lease agreements contain rent holidays or rent escalation provisions. Rent holiday and rent escalation provisions are considered in determining the straight-line expense to be recorded over the lease term. The lease term begins on the date of initial possession of the leased property for purposes of recognizing lease expense on a straight-line basis over the term of the lease. In 2013, we renewed the lease of our office in San Francisco through October 2019, with an option to renew for an additional 7 years and 8 months. We also entered into a lease for additional office space in San Francisco with an 8-year term, renewable for an additional period of 5 years. For the years ended December 31, 2014, 2013, and 2012, rent expense was $6.8 million, $2.3 million, and $1.6 million, respectively.

We lease computer equipment from various parties under capital lease agreements that expire through March 2015. The total outstanding balance financed under capital leases was immaterial at December 31, 2014 and $0.4 million at December 31, 2013. Accumulated depreciation on the leased assets was $1.0 million and $0.7 million at December 31, 2014 and 2013, respectively. Depreciation of assets recorded under capital leases is included in depreciation expense.

As of December 31, 2014, the future minimum lease payments by year under noncancelable leases are as follows for the year ending December 31 (in thousands):

2015	$7,025
2016	7,067
2017	6,935
2018	6,936
2019	6,672
Thereafter	12,707

Total minimum lease payments	$47,342

Letters of Credit

As of December 31, 2014 and 2013, we had a total of $3.7 million and $3.8 million, respectively, in letters of credit outstanding primarily related to our leased office space in San Francisco. The letters of credit are collateralized by substantially all of our assets, excluding our intellectual property. These letters of credit renew annually and mature at various dates through October 31, 2022.

Litigation and Loss Contingencies

We accrue estimates for resolution of legal and other contingencies when losses are probable and estimable. From time to time, we may become a party to litigation and subject to claims incident to the ordinary course of business, including intellectual property claims, labor and employment claims, and threatened claims, breach of contract claims, tax, and other matters. We currently have no material pending litigation.

We are not currently aware of any litigation matters or loss contingencies that would be expected to have a material adverse effect on our business, consolidated financial position, results of operations, comprehensive loss, or cash flows.

Indemnifications

In the ordinary course of business, we enter into contractual arrangements under which we agree to provide indemnification of varying scope and terms to business partners and other parties with respect to certain matters, including, but not limited to, losses arising out of the breach of such agreements, intellectual property infringement claims made by third parties, and other liabilities relating to or arising from our customer service platform, live chat software, or our acts or omissions. In these circumstances, payment may be conditional on the other party making a claim pursuant to the procedures specified in the particular contract. Further, our obligations under these agreements may be limited in terms of time and/or amount, and in some instances, we may have recourse against third parties for certain payments. In addition, we have indemnification agreements with our directors and executive officers that require us, among other things, to indemnify them against certain liabilities that may arise by reason of their status or service as directors or officers. The terms of such obligations may vary. To date, we have not incurred any material costs, and we have not accrued any liabilities in the accompanying consolidated financial statements, as a result of these obligations.

We have entered into service-level agreements with certain customers warranting defined levels of uptime reliability and performance and permitting those customers to receive credits for future services in the event that we fail to meet those levels. To date, we have not experienced any significant failures to meet the defined levels of reliability and performance warranted by those agreements and, as a result, we have not accrued any liabilities related to these agreements in the accompanying consolidated financial statements.